POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - ESOP SHARES OUTSTANDING (Details) - shares shares in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Series A Preferred Stock
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Employee Stock Ownership Plan (ESOP), Number of Allocated Shares	34,233	36,488	39,241
Employee Stock Ownership Plan (ESOP), Number of Suspense Shares	4,117	5,060	6,095
Employee Stock Ownership Plan (ESOP), Shares in ESOP	38,350	41,548	45,336
Series B Preferred Stock
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Employee Stock Ownership Plan (ESOP), Number of Allocated Shares	25,895	25,378	23,925
Employee Stock Ownership Plan (ESOP), Number of Suspense Shares	28,512	30,412	32,319
Employee Stock Ownership Plan (ESOP), Shares in ESOP	54,407	55,790	56,244